SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10 - SHAREHOLDERS' EQUITY

A.
Effective November 23, 2022, the Company's Board of Directors effected a Reverse Share Split of 1-for-20 (i.e., 20 ordinary shares were combined into one ordinary share). Share and per share amounts in the financial statements, prior to November 23, 2022, have been adjusted to reflect the Reverse Share Split.

B.	Ordinary shares

1.

The ordinary shares provide their holder with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends. Additionally, the ordinary shareholders have the right to vote at shareholder meetings in a manner that each share provides one voting right to its holder.

2.	Changes in ordinary share capital

a)
On May 11, 2010, the Company issued, free of charge, to all of its shareholders (except for certain ordinary shareholders), warrants to purchase an aggregate of 1,609 ordinary shares (hereafter- "Anti-dilution Warrants"). The Anti-dilution Warrants were issued in order to prevent the dilution of the holdings of such Company shareholders due to certain options granted to the then Company's CEO ("CEO options"). The Anti-dilution Warrants were subject to automatic exercise, without consideration (unless the holder thereof objected to such exercise), upon the exercise by the Company's CEO of the CEO Options. The fair value of the Anti-dilution Warrants on the grant date was immaterial. Anti-dilution warrants to purchase 37 and 387 ordinary shares were exercised during the years ended December 31, 2019 and 2018, respectively. The remaining Anti-dilution Warrants to purchase 326 ordinary shares expired on May 11, 2020.

b)
On February 24, 2015, the Company consummated an IPO in the U.S. of 8,334 units at a public offering price of $1,440 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitled the holder to purchase one ordinary share at an exercise price of $1,800. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $1,656. The Series A Warrants expired on February 24, 2020.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 1,250 additional units (together with an accompanying 1,875 Long Term Incentive Warrants). The option to purchase additional 417 units was partially exercised on March 6, 2015. The units were separated into one ordinary share and one-half of a Series A Warrant to purchase one ordinary share on March 18, 2015, and the units ceased to exist as of such date. On April 6, 2015, the option to purchase an additional 625 ordinary shares and 313 Series A Warrants was partially exercised. The Company received net proceeds from the IPO and partial exercise of the over-allotment option of approximately $10,800 (net of issuance cost of approximately $2,900, including certain warrants with a value of $196 issued in connection with the IPO).

c)	Immediately prior to the consummation of the IPO, certain members of the Company's management exercised options to purchase 1,282 ordinary shares granted to them under the 2006 Unit Option Plan.

d)
On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12,000 from certain lenders and existing shareholders (the "Lenders"). The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the "Credit Line Warrants"), to purchase a number of the Company's ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company's convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1,000 (or portion thereof) extended by such Lender. The Company issued Credit Line Warrants ("CLA Warrants") to purchase in the aggregate 11,078 of its ordinary shares. The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 48 per share, and may be exercised on a net issuance basis.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount (that was in escrow) be invested in the Private Placement, consummated simultaneously with the consummation of the IPO on February 24, 2015. The Company issued to the Lenders 8,334 units at a price of $1,440 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitled the holder to purchase one ordinary share at an exercise price of $1,800. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $1,656. The Company received net proceeds from the Private Placement of approximately $10,900 (net of issuance cost of approximately $1,200, including certain warrants with a value of $125 issued in connection with the Private Placement). The Series A Warrants expired on February 24, 2020. As of December 31, 2021, Long Term Incentive Warrants to purchase 18,903 ordinary shares were outstanding. The Long Term Incentive Warrants expired on February 24, 2022.

e)	No CLA Warrants were exercised during the years ended December 31, 2022, 2021 and 2020. As of December 31, 2022, CLA Warrants to purchase 370 ordinary shares were outstanding.

f)
On October 14, 2014, the Company issued warrants to purchase an aggregate 924 ordinary shares (the “Pontifax Warrants”) to the Pontifax Funds in consideration of their commitment to provide to the Company, for no consideration, certain business development and chairman services. As of December 31, 2021, Pontifax Warrants to purchase 462 ordinary shares, with an exercise price of $1,214.4 per share, were outstanding. These warrants expired on October 14, 2022.

g)
Upon the closing of the IPO, the Company issued warrants to purchase 417 ordinary shares at an exercise price of $1,800 to the IPO lead underwriter and warrants to purchase 63 ordinary shares at an exercise price of $1,214.4 to the Company's U.S. legal counsel. These warrants expired on February 24, 2020.

h)
On August 11, 2016, the Company consummated a registered direct offering of 2,682 ordinary shares at a price of $456 per share and pre-funded warrants to purchase 10,477 ordinary shares at a purchase price of $444 per pre-funded warrant. The pre-funded warrants have an exercise price of $12 per share, subject to certain adjustments and will expire on August 11, 2023, unless otherwise extended in accordance with the terms of the pre-funded warrants. The Company received gross proceeds from the August registered direct offering of approximately $5,900 (including proceeds from the exercise of 2,396 pre-funded warrants at the closing of the offering). On January 23, 2017, the remaining pre-funded warrants to purchase 1,209 ordinary shares were exercised, for additional proceeds of approximately $14.5.

i)
On June 2, 2017, the Company consummated a registered direct offering of 5,623 ordinary shares at a price of $480 per share and a simultaneous private placement of one-year warrants to purchase 5,623 ordinary shares at an exercise price of $510 per share immediately exercisable. The Company received gross proceeds from this registered direct offering of approximately $2,690. On June 2, 2018, all of the warrants issued to investors in this offering expired. As of December 31, 2021, warrants to purchase 282 ordinary shares issued to the placement agent in connection with the offering were outstanding. These placement agent warrants expired on June 2, 2022.

j)
On November 22, 2017, the Company consummated a registered direct offering of 9,470 ordinary shares at a price of $264 per share and a simultaneous private placement of five-year warrants to purchase 7,103 ordinary shares at an exercise price of $300 per share immediately exercisable. The Company received gross proceeds from this registered direct offering of approximately $2,500. On April 25, 2018, 2,841 of these warrants were cashless exercised into 679 ordinary shares. On July 27, 2020, as part of the Warrants Exercise Transaction (see Note 10B(2)(n)), all of the 4,262 warrants that were outstanding as of that date were exercised into ordinary shares. As of December 31, 2021, warrants to purchase 474 ordinary shares issued to the placement agent in connection with the offering were outstanding. These placement agent warrants expired on November 22, 2022.

k)
On May 8, 2018, the Company consummated an underwritten public offering (the “2018 Public Offering”) of 136,924 units (the “2018 Units”), at a public offering price of $110 per unit, and 22,546 pre-funded units (the “2018 Pre-funded Units”), at a public offering price of $109.8 per 2018 Pre-funded Unit. Each 2018 Unit consisted of one ordinary share of the Company and one Series C warrant to purchase one ordinary share of the Company. Each 2018 Pre-funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series C Warrant to purchase one ordinary share. The exercise price of each pre-funded warrant included in the 2018 Pre-funded Unit was $0.2 per share. The Series C warrants have an exercise price of $110 per share, are exercisable immediately and will expire five years from the date of issuance.

The Company granted the underwriters a 30-day over-allotment option to purchase up to an additional 23,921 ordinary shares and/or Series C Warrants to purchase up to an additional 23,921 ordinary shares at the public offering price. The underwriters’ option was exercised in full on May 8, 2018.

The Company received gross proceeds from the 2018 Public Offering and exercise in full of the over-allotment option of approximately $20,200 (before deducting underwriting discounts and commissions and other offering fees and expenses). During May 2018, the 22,546 pre-funded warrants were exercised in full in consideration of additional gross proceeds of approximately $4,500. As of December 31, 2022, Series C Warrants to purchase 183,390 ordinary shares were outstanding.

l)
On February 6, 2019, the Company issued 94,075 units, (the “2019 Units”) at a purchase price of $51.6 per unit, and 1,024,876 pre-funded units (the “2019 Pre-funded Units”), at a purchase price of $51.4 per 2019 Pre-Funded Unit, in a registered direct offering (the “2019 Registered Direct Offering”). Each unit consisted of one ordinary share of the Company and one Series D Warrant to purchase 0.5 ordinary share of the Company. Each 2019 Pre-Funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series D Warrant to purchase 0.5 ordinary share. The exercise price of each pre-funded warrant included in the 2019 Pre-Funded Unit was $0.2 per share. The Series D Warrants have an exercise price of $51.6 per ordinary share and are immediately exercisable and will expire on the fifth anniversary of the original issuance date. The Company also issued placement agent warrants to purchase up to an aggregate of 10,173 ordinary shares, on the same terms as the warrants issued to the investors, except they have an exercise price of $64.5 per share. The Company received gross proceeds from the February 2019 Registered Direct Offering of approximately $7,500 (including proceeds from the exercise of 51,244 pre-funded warrants), or approximately $6,500, net of issuance expenses in the amount of $987.  On July 27, 2020, as part of the Warrants Exercise Transaction (see Note 10B(2)(n)), warrants to purchase 48,450 ordinary shares were exercised for ordinary shares and warrants. As of December 31, 2022, warrants to purchase 24,210 ordinary shares held by certain investors and warrants to purchase 10,173 ordinary shares held by the placement agent were outstanding.

m)
On December 19, 2019, the Company entered into definitive agreements with certain investors to sell an aggregate of 136,009 ordinary shares at a purchase price of $35 per share in a private placement, resulting in gross proceeds of approximately $4,760. The closing of the transaction occurred in February 2020.

n)	April – May 2020 registered direct offerings

On April 22, 2020, May 4, 2020 and May 13, 2020, the Company issued 333,334, 375,001 and 250,000 ordinary shares, respectively, in registered direct offerings (the “April-May 2020 Registered Direct Offering”) at a purchase price of $12 per share and issued to the investors unregistered warrants to purchase an aggregate of 333,334, 375,001 and 250,000 ordinary shares, respectively, in a private placement. The warrants are immediately exercisable at an exercise price of $16 per ordinary share, subject to certain adjustments, and will expire five and one-half years from the issuance date. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued unregistered placement agent warrants to purchase up to an aggregate of 23,334, 26,250 and 17,500 ordinary shares, respectively, on the same terms as the warrants issued to the investors in the private placement, except they have a term of five years and an exercise price of $15 per share. The Company received gross proceeds from the April-May 2020 Registered Direct Offerings of approximately $11,500, or approximately $10,139, net of issuance expenses in the amount of $1,361.

On July 27, 2020, as part of the Warrants Exercise Transaction, warrants to purchase an aggregate 750,001 ordinary shares were exercised. During the first quarter of 2021, warrants to purchase 208,334 ordinary shares held by certain investors and warrants to purchase 67,084 ordinary shares held by the placement agent warrants were exercised into ordinary shares (see Note 10B(2)(n)).

o)
On July 23, 2020, the Company entered into a warrant exercise agreement, (the “Warrants Exercise Transaction”), with several existing institutional investors who are the holders (the “Holders”) of warrants issued in May 2020, April 2020, February 2019 and November 2017 (the “Old Warrants”), to purchase ordinary shares, pursuant to which the Holders agreed to exercise in cash their Old Warrants to purchase up to an aggregate of 802,712 ordinary shares having exercise prices ranging from $300.00 to $16 per share issued by the Company, at a reduced exercise price of $12 per share, resulting in gross proceeds to the Company of approximately $9,632 or approximately $8,712, net of issuance expenses in the amount of approximately $920. Closing occurred on July 27, 2020. Under the Warrants Exercise Transaction agreement, the Company also issued to the Holders new unregistered warrants to purchase up to 963,254 ordinary shares, (the “Private Placement Warrants”). The Private Placement Warrants are immediately exercisable, expire five and one-half years from issuance date and have an exercise price of $16 per share, subject to certain adjustment. The Private Placement Warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. In addition, the Company issued unregistered placement agent warrants to purchase up to an aggregate of 56,190 ordinary shares on the same terms as the warrants issued to the Holders, except that they have an exercise price of $15 per share. During the first quarter of 2021, an aggregate of 878,628 warrants held by certain investors and 56,190 warrants held by the placement agent, were exercised into ordinary shares. As of December 31, 2022 and 2021, warrants to purchase 84,626 ordinary shares held by certain investors, were outstanding.

p)
During the first quarter of 2021, as a result of an exercise of warrants by the investors from the Warrants Exercise Transaction and the April-May 2020 Offerings, the Company issued an aggregate of 1,210,235 ordinary shares, at exercise prices ranging from $15-$16 per share, for total gross proceeds of approximately $19,240 to the Company.

q)
On June 30, 2021, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 1,296,297 of the Company's ordinary shares and accompanying short-term warrants to purchase up to an aggregate of 1,296,297 of the Company's ordinary shares in a registered direct offering (the “June 2021 Registered Direct Offering”). The June 2021 Registered Direct Offering was consummated on July 2, 2021. The warrants are immediately exercisable at an exercise price of $30 per ordinary share, subject to certain adjustments, and will expire three and one-half years from the issuance date. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued registered placement agent warrants to purchase up to an aggregate of 64,815 ordinary shares, substantially on the same terms as the warrants issued to the investors in the private placement, except they have an exercise price of $33.75 per share. Upon any exercise of the warrants for cash, the Company agreed to pay the placement agent warrants to purchase up to 5.0% of the number of ordinary shares issued upon the cash exercise of the warrants (up to 64,815 warrants). As of December 31, 2022 and 2021, warrants to purchase 1,296,297 ordinary shares held by certain investors and 64,815 warrants held by the placement agent, were outstanding. The Company received gross proceeds from the June 2021 Registered Direct Offering of approximately $35,000, or approximately $31,801, net of issuance expenses in the amount of $3,199. (See Note 17(2) regarding change of exercise price and term of exercise of date of 926,297 warrants).

r)
On March 1, 2022, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 1,000,000 of the Company's ordinary shares and accompanying warrants to purchase up to an aggregate of 750,000 of the Company's ordinary shares in a registered direct offering (the “March 2022 Registered Direct Offering”). The March 2022 Registered Direct Offering was consummated on March 3, 2022. The warrants are immediately exercisable at an exercise price of $13 per share, subject to certain adjustments, and will expire five years from the issuance date. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued registered placement agent warrants to purchase up to an aggregate of 50,000 ordinary shares, substantially on the same terms as the warrants issued to the investors in the private placement, except they have an exercise price of $12.5 per share and expiration date is March 1, 2027. Upon any exercise of the warrants for cash, the Company agreed to pay the placement agent warrants to purchase up to 5.0% of the number of ordinary shares issued upon the cash exercise of the warrants (up to 37,500 warrants). Simultaneously with this offering, the Company has entered into a warrant amendment agreement, or the Warrant Amendment Agreement, with the investors in this March 2022 Registered Direct Offering. Pursuant to the Warrant Amendment Agreement, certain warrants to purchase up to an aggregate of 926,297 ordinary shares of the Company that were issued to the investors in July 2021 were amended to have a reduced exercise price of $13 per share and the term of exercise was extended to January 2, 2025. The Company received gross proceeds from the March 2022 Registered Direct Offering of $10,000, or approximately $8,850, net of issuance expenses in the amount of approximately $1,150.